Stock-Based Compensation Plans - Assumptions Used in Black - Scholes Model for Each Grant (Details)	6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Stock-Based Compensation Plans
Expected volatility (%)	29.30%	28.30%
Risk-free rate (%)	3.10%	2.80%
Expected option life (years)	5 years	5 years